Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible notes with adjustable conversion prices	$ 183,000	$ 282,000
Convertible notes with fixed conversion prices	453,000
Total convertible notes principal outstanding	636,000	282,000
Debt discount	479,000	225,000
Convertible notes, net of discount	157,000	57,000
Current portion	157,000	57,340
Long-term portion